Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Income tax relating to available-for-sale financial assets of other comprehensive income	$ 3,758	$ 3,758
Income tax relating to available-for-sale financial assets of other comprehensive income that will not be reclassified	$ 1,674	$ 1,674